Stockholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 06, 2016	Jul. 22, 2015
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock, shares issued	7,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Proceeds from common stock	$ 672,000,000	$ 540,000,000	$ 295,000,000
Proceeds from preferred stock	$ 0	$ 0	339,000,000
Preferred Stock, Dividend Rate, Percentage	6.25%
Preferred Stock, Liquidation Preference, Value	$ 50		50
Fair value of WPX common stock issued			296,000,000
Common stock, par value	$ 0.01	$ 0.01
Preferred Stock Conversions, Inducements	$ 0	$ 22,000,000	0
Payments for Repurchase of Redeemable Convertible Preferred Stock	$ 0	$ 10,000,000	$ 0
Preferred Stock, Shares Outstanding	4,800,000	4,800,000
RKI [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued			40,000,000
Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Proceeds from preferred stock			$ 350,000,000
Conversion of Stock, Shares Converted		2,200,000
Common Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stock Issued During Period, Shares, New Issues	51,675,000	56,925,000	30,000,000
Proceeds from common stock	$ 670,000,000	$ 538,000,000	$ 292,000,000
Sale of Stock, Price Per Share	$ 12.97			$ 9.47	$ 10.10
Conversion of Stock, Shares Issued		10,200,000
Capital in Excess of Par Value
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred Stock Conversions, Inducements		$ 22,000,000
Minimum
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	4.1254
Maximum
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	4.9504
Over-Allotment Option [Member] | Common Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stock Issued During Period, Shares, New Issues	6,675,000	7,425,000